Securities (Securities With Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 499		$ 499
Less than 12 Months, Unrealized Loss			1
12 Months or More, Fair Value	2,501		8,401
12 Months or More, Unrealized Loss	1		98
Total, Fair Value	3,000		8,900
Total, Unrealized Loss	1		99
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	499	[1]	499
Less than 12 Months, Unrealized Loss			1
12 Months or More, Fair Value	2,501	[1]	8,401
12 Months or More, Unrealized Loss	1	[1]	98
Total, Fair Value	3,000	[1]	8,900
Total, Unrealized Loss	$ 1	[1]	$ 99

[1]	Unrealized loss is less than $1 resulting in rounding to zero